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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:            September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 93.0%

		Aerospace/Defense: 2.3%
141,400	L	L-3 Communications Holdings, Inc.	$11,075,862
933,650		United Technologies Corp.	59,146,728
			70,222,590

		Agriculture: 2.7%
1,071,350		Altria Group, Inc.	82,011,843
			82,011,843

		Apparel: 1.3%
1,151,800	@	Coach, Inc.	39,621,920
			39,621,920

		Banks: 6.6%
1,735,850		Bank of America Corp.	92,989,485
939,550		Bank of New York Co., Inc.	33,128,533
1,324,450		US Bancorp.	43,998,229
853,100	L	Wells Fargo & Co.	30,865,158
			200,981,405

		Beverages: 0.6%
282,655		PepsiCo, Inc.	18,446,065
			18,446,065

		Biotechnology: 2.0%
404,150	@, L	Amgen, Inc.	28,908,850
479,400	@, L	Genzyme Corp.	32,345,118
			61,253,968

		Chemicals: 1.0%
319,050		Air Products & Chemicals, Inc.	21,175,349
503,911	L	Celanese Corp.	9,020,007
			30,195,356

		Computers: 1.1%
1,424,300	@, L	Seagate Technology, Inc.	32,887,087
			32,887,087

		Cosmetics/Personal Care: 2.5%
1,243,596		Procter & Gamble Co.	77,078,080
			77,078,080

		Distribution/Wholesale: 0.5%
253,700	@, L	Wesco International, Inc.	14,722,211
			14,722,211

		Diversified Financial Services: 7.9%
488,850	L	Capital One Financial Corp.	38,452,941
1,804,300		Citigroup, Inc.	89,619,581
1,218,106	L	Countrywide Financial Corp.	42,682,434
308,350		Franklin Resources, Inc.	32,608,013
52,700		Goldman Sachs Group, Inc.	8,915,259
362,700		Merrill Lynch & Co., Inc.	28,370,394
			240,648,622

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric: 1.1%
1,225,777	@	Mirant Corp.	$33,475,970
			33,475,970

		Electronics: 3.0%
2,735,200	@, @@, L	Flextronics International Ltd.	34,572,928
2,894,900		Symbol Technologies, Inc.	43,018,214
300,000	@	Thomas & Betts Corp.	14,313,000
			91,904,142

		Energy — Alternate Sources: 0.5%
1,481,630	@	Evergreen Energy, Inc.	15,571,931
			15,571,931

		Engineering & Construction: 1.3%
3,045,250	@@, L	ABB Ltd. ADR	40,136,395
			40,136,395

		Entertainment: 0.5%
366,900		International Game Technology	15,226,350
			15,226,350

		Food: 1.2%
692,300	L	Hershey Co.	37,003,435
			37,003,435

		Healthcare — Products: 4.0%
261,900		Baxter International, Inc.	11,905,974
1,073,600		Johnson & Johnson	69,719,584
1,099,600	@, L	St. Jude Medical, Inc.	38,804,884
			120,430,442

		Healthcare — Services: 0.7%
553,500		Aetna, Inc.	21,890,925
			21,890,925

		Household Products/Wares: 0.9%
411,600		Clorox Co.	25,930,800
			25,930,800

		Insurance: 5.7%
476,100	@@	ACE Ltd.	26,056,953
618,300	L	American International Group, Inc.	40,968,558
918,650	@@	Axis Capital Holdings Ltd.	31,867,969
635,300	L	Metlife, Inc.	36,008,804
524,550		St. Paul Travelers Cos., Inc.	24,596,150
293,250		Stancorp Financial Group, Inc.	13,087,748
			172,586,182

		Internet: 1.0%
13,400	@	Google, Inc.	5,385,460
948,200	@, L	Yahoo!, Inc.	23,970,496
			29,355,956

		Investment Companies: 1.3%
1,892,850	@, @@	KKR Private Equity Investors LP	40,223,063
			40,223,063

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Iron/Steel: 1.1%
554,100	L	Allegheny Technologies, Inc.	$34,459,479
			34,459,479

		Lodging: 0.5%
358,100	L	Boyd Gaming Corp.	13,765,364
			13,765,364

		Media: 2.0%
2,208,200		News Corp., Inc.	43,391,130
540,000		Walt Disney Co.	16,691,400
			60,082,530

		Mining: 0.3%
172,000	L	Freeport-McMoRan Copper & Gold, Inc.	9,160,720
			9,160,720

		Miscellaneous Manufacturing: 4.8%
584,700	@	Cooper Industries Ltd.	49,828,134
2,117,776		General Electric Co.	74,757,493
461,300		Roper Industries, Inc.	20,638,562
			145,224,189

		Oil & Gas: 7.1%
1,697,000		ExxonMobil Corp.	113,868,700
975,150	@	Newfield Exploration Co.	37,582,281
518,100	@	Plains Exploration & Production Co.	22,231,671
795,600	L	Rowan Cos., Inc.	25,164,828
591,400	@, L	Southwestern Energy Co.	17,665,118
			216,512,598

		Oil & Gas Services: 2.4%
795,500		Schlumberger Ltd.	49,344,865
587,000	@, L	Weatherford International Ltd.	24,489,640
			73,834,505

		Pharmaceuticals: 5.9%
590,050		Abbott Laboratories	28,652,828
161,399	@	Gilead Sciences, Inc.	11,088,111
567,046	@, L	Medco Health Solutions, Inc.	34,085,135
2,645,874		Pfizer, Inc.	75,036,987
871,300	@@, L	Teva Pharmaceutical Industries Ltd. ADR	29,702,617
			178,565,678

		Retail: 5.3%
1,144,150		CVS Corp.	36,750,098
2,091,300		Staples, Inc.	50,881,329
747,800	L	Target Corp.	41,315,950
1,702,550	@, L	Urban Outfitters, Inc.	30,118,110
			159,065,487

		Semiconductors: 4.7%
1,491,950	@	Integrated Device Technology, Inc.	23,960,717
2,260,500		Intel Corp.	46,498,485
662,800		Maxim Integrated Products	18,604,796
803,350	@	QLogic Corp.	15,183,315
3,817,986	@@, L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,652,666
			140,899,979

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software: 1.5%
1,642,882	L	Microsoft Corp.	$44,899,965
			44,899,965

		Telecommunications: 7.7%
3,260,250	L	AT&T, Inc.	106,153,735
1,950,387	@, L	Cisco Systems, Inc.	44,858,901
2,361,600		Motorola, Inc.	59,040,000
657,100		Qualcomm, Inc.	23,885,585
			233,938,221

		Total Common Stock
		(Cost $2,460,286,952)	2,822,213,453

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 17.8%

		Commercial Paper: 1.2%
$6,035,000		Daimler Chrysler, 5.370%, due 10/23/06		$6,014,372
29,500,000		Time Warner, 5.370%, due 9/21/06		29,412,319

		Total Commercial Paper
		(Cost $35,426,691)		35,426,691

		Repurchase Agreement: 3.9%
119,478,000		Morgan Stanley Repurchase Agreement dated 09/29/06, 5.300%, due 10/02/06, $119,530,769 to be received upon repurchase (Collateralized by $122,745,000 various U.S. Government Agency Obligations, 3.875%-4.750%, Market Value plus accrued interest $122,657,625, due 08/03/07-02/21/13)		119,478,000

		Total Repurchase Agreement
		(Cost $119,478,000)		119,478,000

		Securities Lending CollateralCC: 12.7%
384,550,713		The Bank of New York Institutional Cash Reserves Fund		384,550,713

		Total Securities Lending Collateral
		(Cost $384,550,713)		384,550,713

		Total Short-Term Investments
		(Cost $539,455,404)		539,455,404

		Total Investments in Securities
		(Cost $2,999,742,356)*	110.8%	$3,361,668,857
		Other Assets and Liabilities - Net	(10.8)	(328,732,386)
		Net Assets	100.0%	$3,032,936,471

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $3,024,817,774.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$392,923,971
		Gross Unrealized Depreciation		(56,072,888)
		Net Unrealized Appreciation		$336,851,083

ING VP Growth & Income Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
S&P 500	459	$154,384,650	12/14/06	$1,952,214
				$1,952,214

ING VP Growth & Income Portfolio Written Options Outstanding as of September 30, 2006:

				Premium
	Exercise	Expiration	# of	Received Net of
Description	Price	Date	Contracts	Commissions	Value

Call - Evergreen Energy Inc.	$16	12/16/06	70,000	$79,800.00	$(21,000)

				$79,800.00	$(21,000)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006